PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
14.   PROPERTY, PLANT AND EQUIPMENT

The details of property, plant and equipment are as follows:

In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements and property improvements	Others	Total
Cost:
At January 1, 2024	30,095	27,364	2,058	48,738	15,286	117,808	11,580	252,929
Additions	48,159	897	-	154	12,749	16	192	62,167
Acquired through the Norway Acquisition (Note 6(b))	-	99	1,091	34	18	-	81	1,323
Construction in progress transferred in	(2,172)	233	-	948	1	773	217	-
Disposals	-	-	-	(9)	(150)	-	(626)	(785)
Exchange adjustments	-	-	7	1	-	-	1	9
At June 30, 2024	76,082	28,593	3,156	49,866	27,904	118,597	11,445	315,643
Accumulated depreciation:
At January 1, 2024	-	(4,631)	-	(13,462)	(4,449)	(70,978)	(4,549)	(98,069)
Charge for the period	-	(713)	-	(3,417)	(2,227)	(13,390)	(1,645)	(21,392)
Disposals	-	-	-	5	122	-	440	567
At June 30, 2024	-	(5,344)	-	(16,874)	(6,554)	(84,368)	(5,754)	(118,894)
Net book value:
At June 30, 2024	76,082	23,249	3,156	32,992	21,350	34,229	5,691	196,749
Cost:
At January 1, 2023	16,512	23,449	484	32,872	10,624	104,517	8,428	196,886
Additions	19,390	-	-	823	155	758	30	21,156
Construction in progress transferred in	(5,548)	-	-	-	-	5,548	-	-
Disposals	-	-	-	(69)	(15)	-	-	(84)
At June 30, 2023	30,354	23,449	484	33,626	10,764	110,823	8,458	217,958
Accumulated depreciation:
At January 1, 2023	-	(3,525)	-	(6,803)	(2,473)	(43,003)	(2,446)	(58,250)
Charge for the period	-	(568)	-	(3,169)	(954)	(14,696)	(989)	(20,376)
Disposals	-	-	-	3	1	-	-	4
At June 30, 2023	-	(4,093)	-	(9,969)	(3,426)	(57,699)	(3,435)	(78,622)
Net book value:
At June 30, 2023	30,354	19,356	484	23,657	7,338	53,124	5,023	139,336
Construction in progress primarily represents the construction of mining datacenters.

 The Group had entered into contractual commitments, which was not recognized in payables, for the acquisition of property, plant and equipment amounting to approximately US$12.8 million and US$7.5 million as of June 30, 2024 and December 31, 2023, respectively.